ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about business combination [abstract]
Summary of final purchase price allocations, at fair values
The purchase price allocations, at fair value, with respect to the acquisitions are as follows:

(MILLIONS)	Notes	India Wind Portfolio	China Wind Facility	DG Portfolio	Total
Cash and cash equivalents		$—	$—	$3	$3
Restricted cash		14	2	—	16
Trade receivables and other current assets		14	51	47	112
Property, plant and equipment	13	243	307	753	1,303
Current liabilities		(1)	(23)	(8)	(32)
Current portion of non-recourse borrowings	15	(12)	(18)	—	(30)
Financial instruments		(4)	—	—	(4)
Non-recourse borrowings	15	(158)	(131)	—	(289)
Deferred income tax liabilities		(8)	(28)	—	(36)
Decommissioning liabilities		(5)	—	(33)	(38)
Other long-term liabilities		(4)	—	(27)	(31)

Fair value of net assets acquired		$79	$160	$735	$974

Final purchase price allocations, at fair value, with respect to the acquisitions are as follows:

(MILLIONS)	Biotherm	Northern Ireland Wind	Saeta Yield	Total

Cash and cash equivalents	$12	$1	$187	$200
Restricted cash	—	—	95	95
Trade receivables and other current assets	7	—	91	98
Property, plant and equipment, at fair value	158	53	2,733	2,944
Intangible assets	—	—	257	257
Other long-term assets	—	—	46	46
Current liabilities	(3)	(4)	(91)	(98)
Current portion of non-recourse borrowings	(3)	—	—	(3)
Financial instruments	(2)	—	(137)	(139)
Non-recourse borrowings	(69)	(18)	(1,894)	(1,981)
Deferred income tax liabilities	(35)	(4)	(161)	(200)
Decommiss ioning liabilities	—	—	(68)	(68)
Other long-term liabilities	—	—	(22)	(22)
Non-controlling interests	(21)	—	(55)	(76)

Fair value of net assets acquired	$44	$28	$981	$1,053
Goodwill	27	—	133	160
Purchase price	$71	$28	$1,114	$1,213

Final purchase price allocations, at fair value, with respect to the acquisitions completed in 2017 are as follows:

(MILLIONS)	TerraForm Power	TerraForm Global	European Wind	Total
Cash and cash equivalents	$149	$611	$—	$760
Restricted cash	—	90	—	90
Trade receivables and other current assets	707	62	1	770
Financial instruments	—	20	—	20
Property, plant and equipment, at fair value	5,678	1,208	37	6,923
Deferred tax assets	—	18	—	18
Other long-term assets	—	94	—	94
Current liabilities	(1,239)	(73)	(4)	(1,316)
Current portion of non-recourse borrowings	—	(1,183)	—	(1,183)
Financial instruments	—	(15)	—	(15)
Non-recourse borrowings	(3,714)	(5)	—	(3,719)
Deferred income tax liabilities	(33)	(15)	(2)	(50)
Other long-term liabilities	—	(54)	—	(54)
Non-controlling interests	(1,345)	(1)	—	(1,346)

Fair value of net assets acquired	$203	$757	$32	$992